Shareholder Fees	Nov. 14, 2025 USD ($)
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0